Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,	December 31,
	2020	2019
Current Expense	297,748	788,018
Deferred Expense	(422,225)	(125,871)
Change in Valuation Allowance	422,225	125,871
Total Income Tax Expense	297,748	788,018

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2020	December 31, 2019
Deferred tax assets	$657,341	$235,116
Deferred tax liabilities	-	-
Valuation allowance for deferred tax assets	(657,341)	(235,116)
Net deferred tax assets	$-	$-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	December 31, 2020	December 31, 2019
Capitalized expenses before business combination	$657,341	$235,116
Valuation allowance for deferred tax assets	(657,341)	(235,116)
Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	December 31,	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21%
Change in fair value of derivative warrant liabilities	-20.8%	-7.92%
State taxes, net of federal tax benefit	0%	0%
Valuation allowance	-0.6%	2.5%
Income tax (benefit) expense	-0.4%	15.6%